Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Selling, general and administrative expenses
8. Selling, general and administrative expenses
Selling, general and administrative expenses in 2025, 2024 and 2023 amounted to €1,033,871 thousand, €1,008,324 thousand and €901,364 thousand, respectively, consisting mainly of costs for sales and administrative personnel, corporate bodies, consultancy and accounting fees, as well as depreciation, amortization and impairment of assets used for selling and administrative activities.